Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State Taxes, net of federal benefit	10.80%	11.77%
Change in valuation allowance	(36.12%)	(36.43%)
Permanent differences	(0.36%)	0.08%
Tax credits	4.80%	3.66%
Other	(0.12%)	(0.08%)
Effective income tax rate	0.00%	0.00%